Average Annual Total Returns - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2024
Fidelity Nasdaq Composite Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	45.29%
Past 5 years	19.10%
Past 10 years	14.88%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	45.01%
Past 5 years	18.78%
Past 10 years	14.58%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	26.96%
Past 5 years	15.49%
Past 10 years	12.50%
NS004
Average Annual Return:
Past 1 year	44.64%
Past 5 years	18.75%
Past 10 years	14.80%